Comparative Period Revision - Schedule of Consolidated Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020
Statement Line Items [Line Items]
Revenue	$ 9,781	$ 9,667	$ 891	$ 5,561	$ 7,506	$ 17,173
Other expenses (income)	$ (651)	744	(968)	(605)	691	1,435
Revision [Member]
Statement Line Items [Line Items]
Revenue		190	(204)	(1,054)	(1,258)	(1,068)
Other expenses (income)		190	(204)	(1,054)	(1,258)	(1,068)
Revised [Member]
Statement Line Items [Line Items]
Revenue		9,857	687	5,561	6,248	16,105
Other expenses (income)		$ 934	$ (1,172)	$ 605	$ (567)	$ 367